Fair Value Measurements (Details) - Schedule of Fair Value was Adjusted for the Market Implied Likelihood of Completing a Business Combination - Forward Purchase Agreement Liability [Member]	Dec. 31, 2023
Common Stock Price [Member] | 3/29/2023 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value was Adjusted for the Market Implied Likelihood of Completing a Business Combination [Line Items]
Derivative Liability, Measurement Input	10.35
Common Stock Price [Member] | 3/31/2023 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value was Adjusted for the Market Implied Likelihood of Completing a Business Combination [Line Items]
Derivative Liability, Measurement Input	10.22
Common Stock Price [Member] | 6/30/2023 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value was Adjusted for the Market Implied Likelihood of Completing a Business Combination [Line Items]
Derivative Liability, Measurement Input	10.43
Probability of completing BC [Member] | 3/29/2023 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value was Adjusted for the Market Implied Likelihood of Completing a Business Combination [Line Items]
Derivative Liability, Measurement Input	14
Probability of completing BC [Member] | 3/31/2023 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value was Adjusted for the Market Implied Likelihood of Completing a Business Combination [Line Items]
Derivative Liability, Measurement Input	14
Probability of completing BC [Member] | 6/30/2023 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value was Adjusted for the Market Implied Likelihood of Completing a Business Combination [Line Items]
Derivative Liability, Measurement Input	14
Maximum Term yrs [Member] | 3/29/2023 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value was Adjusted for the Market Implied Likelihood of Completing a Business Combination [Line Items]
Derivative Liability, Measurement Input	3.74
Maximum Term yrs [Member] | 3/31/2023 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value was Adjusted for the Market Implied Likelihood of Completing a Business Combination [Line Items]
Derivative Liability, Measurement Input	3.73
Maximum Term yrs [Member] | 6/30/2023 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value was Adjusted for the Market Implied Likelihood of Completing a Business Combination [Line Items]
Derivative Liability, Measurement Input	3.48
Risk Free Rate [Member] | 3/29/2023 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value was Adjusted for the Market Implied Likelihood of Completing a Business Combination [Line Items]
Derivative Liability, Measurement Input	3.74
Risk Free Rate [Member] | 3/31/2023 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value was Adjusted for the Market Implied Likelihood of Completing a Business Combination [Line Items]
Derivative Liability, Measurement Input	3.68
Risk Free Rate [Member] | 6/30/2023 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value was Adjusted for the Market Implied Likelihood of Completing a Business Combination [Line Items]
Derivative Liability, Measurement Input	3.74
Implied Volatility [Member] | 3/29/2023 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value was Adjusted for the Market Implied Likelihood of Completing a Business Combination [Line Items]
Derivative Liability, Measurement Input	2.9
Implied Volatility [Member] | 3/31/2023 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value was Adjusted for the Market Implied Likelihood of Completing a Business Combination [Line Items]
Derivative Liability, Measurement Input	3.5
Implied Volatility [Member] | 6/30/2023 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value was Adjusted for the Market Implied Likelihood of Completing a Business Combination [Line Items]
Derivative Liability, Measurement Input	2.3